GENERAL- Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 17, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity, Reverse Stock Split	1-for-1.138974
Business Combination, Acquisition Related Costs		$ 101,115
Common stock shares no par value		$ 0	$ 0
Business Combination Agreement [Member]
Sale of Stock, Price Per Share	$ 10	$ 10
Proceeds from issuance of common stock		$ 229,500
Warrant [Member]
Stock Issued During Period, Shares, New Issues		3,027,747
Warrant [Member] | Management [Member]
Number of new warrants issued during the period		3,500,000
Warrant [Member] | Antara [Member]
Stock Issued During Period, Shares, New Issues		3,784,753
Common Stock [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions		1,250,000
Direct And Incremental Costs [Member]
Business Combination, Acquisition Related Costs		$ 102,945
General and administrative [Member]
Business Combination, Acquisition Related Costs		$ 1,830
Common Stock [Member]
Conversion of Stock, Shares Converted		70,618,999
Common Stock [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions		2,089,882
Common Stock [Member] | Management [Member]
Stock Issued During Period, Shares, New Issues		2,500,000
Common Stock [Member] | Antara [Member]
Stock Issued During Period, Shares, New Issues		3,002,674
Common Stock [Member] | Antara [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions		312,296
Series A Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted		20,418,209
Series B Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted		15,906,053
Series B-1 Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted		3,032,940
Series C Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted		28,216,005
Series C-1 Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted		3,045,792
Class B Common Shares Collective Growth [Member]
Stock Issued During Period, Shares, New Issues		1,875,000